Submission	Jan. 29, 2025
Submission [Line Items]
Central Index Key	0000927628
Registrant Name	CAPITAL ONE FINANCIAL CORPORATION
Registration File Number	333-277813
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES